Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	GREENBRIAR SUSTAINABLE LIVING INC.
Entity Central Index Key	0001570843
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity File Number	000-00000
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Address, Country	CA
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	Z4
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	632 Foster Avenue
Entity Address, Postal Zip Code	V3J 2L7
Entity Address, State or Province	BC
Entity Address, City or Town	Coquitlam
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Auditor Name	DAVIDSON & COMPANY LLP
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CA
Contact Personnel Name	Jeffrey Ciachurski
Entity Address, Address Line One	632 Foster Avenue
Entity Address, Postal Zip Code	V3J 2L7
Entity Address, State or Province	BC
Entity Address, City or Town	Coquitlam
Local Phone Number	903-5906
City Area Code	949
Contact Personnel Email Address	westernwind@shaw.ca